Financial Assets Measured at Fair Value Through Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2024
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Abstract]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income
	December 31, 2023	June 30, 2024
	RM	RM	USD

At beginning of year	12,819,747	38,368,829	8,133,814
Addition	50,492,301	26,888,040	5,700,000
Disposal	(27,423,012)	(14,548,082)	(3,084,050)
Fair value adjustment	2,378,581	(7,018,825)	(1,487,922)
Currency realignment	101,212	685,966	145,418
At end of year	38,368,829	44,375,928	9,407,260

	December 31, 2023	June 30, 2024
	RM	RM	USD
Listed equity security
- Treasure Global Inc.	36	13	3
- YY Group Holding Limited	-	2,449,441	519,257
	36	2,449,454	519,260

Unlisted equity securities
- Sagtec Global Limited	7,746,738	7,962,634	1,688,000
- YY Group Holding Limited	23,738,105	-	-
- GlobexUS Holdings Corp	6,883,950	7,075,800	1,500,000
- Fintech Scion Limited	-	26,888,040	5,700,000
	38,368,793	41,926,474	8,888,000
	38,368,829	44,375,928	9,407,260

Schedule of Fair Value Measurements Categorized within Level 2 of the Fair Value Hierarchy	The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of June 30, 2024 are shown below:
Revenue growth rate	A decrease in revenue growth rate would result in a decrease in fair value.
Weighted Average Cost of Capital (“WACC”)	An increase in WACC would result in a decrease in fair value.
Price Earnings (“P/E”) Multiples	A decrease in P/E would result in decrease in the fair value.
Discount for lack of marketability (“DLOM”)	An increase in DLOM would result in a decrease in fair value.